Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Equity

Note 10-Equity

Redeemable Preferred stock

The following table shows the activity of Series D and Series E Redeemable Preferred stock (Preferred), with a par value of $0.001 per share and a stated value of $1,000 per share:

	Series D Preferred	Series E Preferred	Total
Balance at December 31, 2011	3,641	0	3,641
Series D Preferred converted to common stock	(800)	0	(800)
Issuance of Series E Preferred stock	0	9,141	9,141

Balance at September 30, 2012	2,841	9,141	11,982

During May, June and July 2012 the Company sold to accredited investors in a private placement Series E Convertible Preferred Stock as follows:

Date of financing	# of shares of Series E Preferred	Net Proceeds	Warrant Exercise Price	# of Warrants Issued
May 14, 2012	3,353	$2,843	$0.30	14,753,200
May 24, 2012	2,364	2,042	0.30	10,401,600
May 30, 2012	945	822	0.30	4,158,000
June 7, 2012	1,192	1,037	0.30	5,244,800
June 28, 2012	507	441	0.30	2,230,800
July 16, 2012	780	679	0.30	3,432,000

	9,141	$7,864		40,220,400

As a result of the May, June and July 2012 private placement Series E Convertible Preferred Stock transaction, $7.8 million was allocated to the fair value of the warrants. The July 16, 2012 sale represented the final closing of the Offering and effective on such date, the Company closed the Offering.

In the Offering, the Company (i) sold an aggregate of $9.1 million in gross proceeds of its securities resulting in the issuance of an aggregate of (a) 9,141 Series E Preferred shares ($9.1 million aggregate Stated Value), and (b) Warrants to purchase 36,564,000 shares of Common Stock, and (ii)(a) paid the Placement Agents (Agents) in the aggregate cash compensation of $0.9 million and a non-accountable expense allowance of $0.3 million, and (b) issued Agent Warrants to the Agents to purchase in the aggregate 3,656,400 shares of Common Stock.

The Company records accrued dividends at a rate of 6% per annum on the Series D and 8% per annum on the Series E Preferred. As of September 30, 2012, $0.3 million was accrued for dividends payable. The Company paid cash of $0.2 million during the nine months ended September 30, 2012.

The Series D and Series E Redeemable Preferred stock was converted into common stock in October 2012. See Note 13 – Subsequent Events.

Conversion option of Convertible Note Payable

In connection with the issuance of the June 1, 2012 Convertible Notes, an embedded conversion option has been recorded as a derivative liability under ASC 815, Derivatives and Hedging, (ASC 815) in the consolidated balance sheet as of September 30, 2012. The derivative liability was re-measured resulting in expense of $0.1 million for the nine months ended September 30, 2012 in our statement of operations. The fair value of the derivative liability is determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the embedded conversion option as a liability and re-measure on the Company’s reporting dates until October 9, 2012 when the Notes were converted into common stock.

Conversion option of Redeemable Preferred stock

The embedded conversion option for the Series D and E Preferred has been recorded as a derivative liability under ASC 815, Derivatives and Hedging, (ASC 815) in the consolidated balance sheet as of September 30, 2012 and December 31, 2011. The derivative liability was re-measured resulting in income of $0.1 million for the nine months ended September 30, 2012 in our statement of operations. The fair value of the derivative liability is determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the embedded conversion option as a liability and re-measure on the Company’s reporting dates until October 9, 2012 when the preferred stock were converted into common stock.

The fair market value of the derivative liability was computed using the Black-Scholes option-pricing model with the following weighted average assumptions as of the dates indicated:

	September 30, 2012	December 31, 2011
Expected life (years)	0.01 years	1.1 years
Interest rate	0.2%	0.1%
Dividend yield	0	0
Volatility	69%	61%

Note 12-Equity

Common Stock Private Placements

On August 3, 2011, the Company entered into agreements with certain accredited investors, pursuant to which the Company agreed to sell to the purchasers an aggregate of 41,409,461 shares of Company common stock at a purchase price of $0.55 per share in a private placement. Each purchaser also received a warrant to purchase 0.35 shares of common stock for every share of common stock acquired in the offering with an exercise price of $0.75 per share and a term of 5 years from issuance. The warrants are callable by the Company if the common stock trades over $1.75 for 20 consecutive trading days at any time after the shares underlying the warrants are registered or eligible for resale pursuant to Rule 144. The aggregate purchase price paid by the purchasers at closing for the common stock and the warrants was $22.8 million. As of December 31, 2011, there was a subscription receivable of $0.6 million. The placement agents for the transaction received cash compensation of $1.6 million and warrants to purchase 1,252,761 shares of Company common stock at an exercise price of $0.5454 and fair value of $440,330. Cash issuance costs of $1.6 million were netted against the gross proceeds.

On June 16, 2011, the Company completed a private placement, pursuant to which it sold an aggregate of 1,908,889 shares of Company common stock to eight accredited investors for an aggregate purchase price of $1,718,000. The placement agent for the transaction received cash compensation of $137,440 and warrants to purchase 152,711 shares of Company common stock at an exercise price of $0.90 per share.

Redeemable Preferred stock

The Redeemable Preferred stock (“Preferred Stock’) is convertible into common stock at the option of the holder on a share-for-share basis. Each of the foregoing securities are subject to the “down-round” protection and if at any time while the Preferred Stock is outstanding, the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents at an effective price per share that is lower than the then conversion price of the Preferred (“Conversion Price”) or the exercise price of the warrants, then the conversion price and exercise price will be reduced to equal the lower price. The Preferred Stock has been classified by the Company within the mezzanine section between liabilities and equity in its consolidated balance sheets in accordance with ASC 480 because any holder of Preferred may require the Company to redeem all of its Preferred Stock in the event of a triggering event which is outside of the control of the Company.

In addition, the holders of the Preferred stock have no voting rights except with respect to specified matters affecting the rights of the Series A, B and D Redeemable preferred stock. The Preferred stockholders are entitled to receive cumulative dividends at the rate per share of 6% per annum.

The Company records accrued dividends at a rate of 6% per annum on the Preferred Stock. As of December 31, 2011 and December 31, 2010, $55,742 and $191,417, respectively, were accrued for dividends payable. The Company paid cash of $623,096 and $139,750 for the year ended December 31, 2011 and December 31, 2010, respectively.

On May 24, 2011, the Company sent a mandatory conversion notice to the holders of its outstanding Series A Convertible Preferred Stock and Series B Convertible Preferred Stock. Pursuant to the notice, each holder of Series A Convertible Preferred Stock and Series B Convertible Preferred Stock was notified that since the volume weighted average price of the Company’s common stock had exceeded 200% of the then effective conversion price of the Preferred Stock for twenty consecutive trading days; the Company was permitted to force the conversion of the Preferred Stock into Company common stock. The conversion was effective on July 7, 2011; provided that holders of Preferred Stock had the right to voluntarily convert their shares of Preferred Stock prior to such date. During 2010 and 2011, 364 and 2,886 Series A preferred shares were converted into 606,667 and 5,772,000 common shares, respectively. During 2011, 4,640 Series B preferred shares were converted into 9,280,000 common shares.

During 2011, 4,138 Series D preferred shares were converted into 8,276,000 common shares.

Preferred Stock Series B

In the third and fourth quarter of 2010, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers in the aggregate: (i) 4,640 shares of Series B Preferred, with a par value of $0.001 per share and a stated value of $1,000 per share Series B Preferred, and (ii) the Warrants to purchase 7,733,334 shares of Common Stock at an exercise price of $0.8054 per share. The aggregate purchase price for the third and fourth quarter 2010 Series B Preferred financing paid by the Purchasers for the Series B Preferred and the Warrants was $4,430,000. The Company used the proceeds for working capital purposes. As a result of the December 2010 Series D Preferred Stock transaction the shares and warrants were repriced to $0.50 per share. After giving effect to this anti-dilution provision, as of December 31, 2010, there will be 9,280,000 shares of Common Stock underlying the Series B Preferred.

Preferred Stock Series D

On January 21, 2011, the Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 1,234 shares of Series D Convertible Preferred Stock, with a par value of $0.001 per share and a stated value of $1,000 per share, and (ii) warrants to purchase 2,468,000 shares of Company common stock at an exercise price of $0.50 per share. The aggregate purchase price paid by the Purchasers for the Series D Preferred and the Warrants was $1,234,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes. The placement agents for the offering received cash compensation of $98,720 and warrants to purchase 197,440 shares of Common Stock at an exercise price of $0.50 per share.

On January 28, 2011, the Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 1,414 shares of Series D at a stated value of $1,000 per share, and (ii) warrants to purchase 2,828,000 shares of Common Stock at an exercise price of $0.50 per share. The aggregate purchase price paid by the Purchasers for the Series D Preferred and the warrants was $1,414,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes. The placement agents for the offering received cash compensation of $113,120 and warrants to purchase 226,240 shares of Common Stock at an exercise price of $0.50 per share.

On February 9, 2011, the Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 3,436 shares of Series D at a stated value of $1,000 per share, and (ii) warrants to purchase 6,872,000 shares of Common Stock at an exercise price of $0.50 per share. The aggregate purchase price paid by the Purchasers for the Series D Preferred and the warrants was $3,436,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes. The placement agents for the offering received cash compensation of $274,880 and warrants to purchase 549,760 shares of Common Stock at an exercise price of $0.50 per share.

On March 1, 2011, the Company completed a private placement of securities in which the Company sold to certain accredited investors in the aggregate: (i) 50 shares of Series D at a stated value of $1,000 per share, and (ii) warrants to purchase 100,000 shares of Common Stock at an exercise price of $0.50 per share. The aggregate purchase price paid by the Purchasers for the Series D Preferred and the warrants was $50,000 (representing $1,000 for each share of Series D Preferred together with warrants). The Company intends to use the proceeds for working capital purposes. The placement agents for the offering received cash compensation of $4,000 and warrants to purchase 8,000 shares of Common Stock at an exercise price of $0.50 per share.

On December 15, 17 and 27, 2010, the Company completed a private placement of securities of Series D Preferred and warrants. The details of the 2010 Series D Preferred financing are as follows: 1,645 shares of Series D Preferred, with a par value of $0.001 per share and a stated value of $1,000 per share and (ii) warrants to purchase 3,290,000 shares of Common Stock at an exercise price of $0.50 per share. The aggregate purchase price paid by the Purchasers for the Series D Preferred and the Warrants was $1,645,000 (representing $1,000 for each share of Series D Preferred together with Warrants).

Conversion option of Redeemable Preferred stock

The embedded conversion option for the Preferred Stock has been recorded as a derivative liability under ASC 815 in the Company’s consolidated balance sheet as of December 31, 2011 and 2010 and will be re-measured on the Company’s reporting dates. The fair value of the derivative liability is determined using the Black-Scholes option-pricing model and is affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term, and the risk-free interest rate. The Company will continue to classify the fair value of the embedded conversion option as a liability until the preferred stock is converted into common stock.

The embedded conversion option for the Preferred Stock was valued at $533,549 and $2,120,360 at December 31, 2011 and 2010, respectively, at fair value using the Black-Scholes option-pricing model. The fair market value of the derivative liability was computed using the Black-Scholes option-pricing model with the following weighted average assumptions:

	December 31, 2011	December 31, 2010
Expected life (years)	1.1 years	1.6 years
Interest rate	0.1%	1.6%
Dividend yield	—	—
Volatility	61%	63%